OCM GOLD FUND

Schedule of Investments - August 31, 2023

(Unaudited)

Shares			Value
	COMMON STOCKS	96.1%
	Major Gold Producers	31.4%
70,500	Agnico Eagle Mines Ltd.		$3,419,955
125,000	AngloGold Ashanti Ltd. ADR		2,125,000
100,000	B2Gold Corp.		309,000
300,000	B2Gold Corp.^		923,624
200,000	Barrick Gold Corp.		3,242,000
140,000	Endeavour Mining PLC		2,895,944
65,000	Newmont Corp.		2,562,300
			15,477,823
	Intermediate/Mid-Tier Gold Producers	27.4%
300,000	Alamos Gold, Inc.		3,852,000
250,000	Dundee Precious Metals, Inc.		1,613,381
225,000	Fortuna Silver Mines, Inc.*		699,378
130,000	Lundin Gold, Inc.		1,558,615
625,000	OceanaGold Corp.		1,350,651
75,000	Pan American Silver Corp.		1,241,250
800,000	Perseus Mining Ltd.		977,127
150,000	SSR Mining, Inc.		2,227,500
			13,519,902
	Junior Gold Producers	19.4%
400,489	Calibre Mining Corp.*		468,304
1,464,110	Catalyst Metals Ltd.*		502,805
1,150,000	Emerald Resources N.L.*		1,766,021
150,000	i-80 Gold Corp.*		298,623
1,659,900	Jaguar Mining, Inc.		1,854,980
175,000	K92 Mining, Inc.*		827,598
1,000,000	Minera Alamos, Inc.*		229,426
450,000	Mineros S.A.		199,822
500,000	Orezone Gold Corp.*		347,839
1,000,000	Thor Explorations Ltd.*		240,527
450,000	Wesdome Gold Mines Ltd.*		2,814,165
			9,550,110
	Exploration and Development Companies	3.3%
700,000	Angel Wing Metals, Inc.*		56,986
250,000	G Mining Ventures Corp.*		231,276
1,000,000	Liberty Gold Corp.*		244,227
616,500	Montage Gold Corp.*		244,100
5,000,000	Omai Gold Mines Corp.*		166,519
975,000	Rio2 Ltd.*		184,003
3,000,000	Royal Road Minerals Ltd.*		255,329

Shares			Value
4,578,755	RTG Mining, Inc.*		$121,641
2,512,040	Sutter Gold Mining, Inc.*,#		—
1,210,500	Tajiri Resources Corp.*		26,876
450,000	Westhaven Gold Corp.*		74,934
			1,605,891
	Royalty/Streaming Companies	8.4%
95,000	Wheaton Precious Metals Corp.		4,143,946
	Primary Silver Producers	6.2%
442,000	Andean Precious Metals Corp.*		206,083
465,000	Aya Gold & Silver, Inc.*		2,846,026
			3,052,109
	Total Common Stocks
	(Cost $26,927,445)		47,349,781
	WARRANTS	2.6%
	Primary Silver Producers	2.6%
350,000	Aya Gold & Silver, Inc. Exercise Price 3.30 CAD, Exp. 9/3/2023*		1,287,374
			1,287,374
	Exploration and Development Companies	0.0%
350,000	Angel Wing Metals, Inc. Exercise Price 0.25 CAD, Exp. 4/26/2025*		—
			—
	Total Warrants
	(Cost $0)		1,287,374
	SHORT-TERM INVESTMENT	0.1%
51,314	UMB Money Market Fiduciary, 0.01%		51,314
	Total Short-Term Investment
	(Cost $51,314)		51,314
	Total Investments	98.8%
	(Cost $26,978,759)		48,688,469
	Assets less Other Liabilities	1.2%	595,225
	TOTAL NET ASSETS	100.0%	$49,283,694

ADR – American Depository Receipt
PLC – Public Limited Company
CAD – Canadian Dollars

^	Denoted investment is a Canadian security traded on U.S. stock exchange.
*	Non-income producing security.
#	Level 3 security fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of this security is $0.